RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Carrying and fair values of non-derivative financial instruments
Current and Long-term debt	CAD (40,150)	CAD (31,456)
Junior subordinated notes (Note 18)	(3,931)	(2,409)
Long-term debt | $			$ 850	$ 850
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Fair value adjustments - gains (losses)	2	2
Long-term debt hedged | $			$ 850	$ 850
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Notes receivable	165	214
Current and Long-term debt	(40,150)	(31,456)
Junior subordinated notes (Note 18)	(3,931)	(2,409)
Total liabilities	(43,916)	(33,651)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Notes receivable	211	265
Current and Long-term debt	(45,047)	(34,309)
Junior subordinated notes (Note 18)	(3,825)	(2,011)
Total liabilities	CAD (48,661)	CAD (36,055)